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                           PROSPECTUS SUPPLEMENT TO

                        VAN ECK GLOBAL FUNDS PROSPECTUS

                               DATED MAY 1, 1998

EFFECTIVE SEPTEMBER 30, 1998

The Class A, B and C shares of Global Real Estate Fund and the Class A, B and C shares of the Emerging Markets Growth Fund are closed to investments. Shareholders in both Funds may continue to reinvest dividends.

                Prospectus Supplement Dated September 21, 1998

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